Other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Other receivables

6. Other receivables

The Company's other receivables are comprised of the following:

	December 31, 2022	December 31, 2021
	$	$
Sales tax recoverable	279,333	272,212
ITC receivable	-	228,752
Interest receivable	95,044	-
	374,377	500,964